Trade Receivables, Net (Details) - Schedule of trade receivables, net - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade Receivables Net Abstract
In NIS		$ 9,469	$ 16,093
In USD		17,659	18,736
Total open accounts		27,128	34,829
Checks receivable		124	333
Trade receivables, gross		27,252	35,162
Less allowance for doubtful accounts	[1]
Total Trade receivables, net		$ 27,252	$ 35,162

[1]	As of December 31, 2022 and 2021 no allowance for doubtful accounts was recognized.